Note 6 - Investments in Equity Method Investees (Details) - Balances Associated with Equity Method Investees - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Related Party Transaction [Line Items]
Revenues	¥ 123,050,115	¥ 114,272,351	¥ 106,248,486
Costs and expenses	117,974,877	108,549,039	98,495,844
Equity Method Investments [Member]
Related Party Transaction [Line Items]
Accounts receivable	367,741	43,170
Accounts payable	48,788	40,613
Revenues	956,887	538,288	598,765
Costs and expenses	¥ 460,463	¥ 451,342	¥ 456,892